Income Taxes - Summary of Unused Non-capital Losses Expire (Details) - CAD ($)	Dec. 31, 2020	Apr. 23, 2019
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	$ 0	$ 34,923,000
Unused Non-capital Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	569,542,000
Unused Non-capital Losses | Canada Federal
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	288,601,000
Unused Non-capital Losses | Canada Federal | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,510,000
Unused Non-capital Losses | Canada Federal | 2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	76,000
Unused Non-capital Losses | Canada Federal | 2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	977,000
Unused Non-capital Losses | Canada Federal | 2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	855,000
Unused Non-capital Losses | Canada Federal | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,215,000
Unused Non-capital Losses | Canada Federal | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	13,763,000
Unused Non-capital Losses | Canada Federal | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	20,172,000
Unused Non-capital Losses | Canada Federal | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	45,396,000
Unused Non-capital Losses | Canada Federal | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	25,800,000
Unused Non-capital Losses | Canada Federal | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	35,788,000
Unused Non-capital Losses | Canada Federal | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	18,720,000
Unused Non-capital Losses | Canada Federal | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	47,365,000
Unused Non-capital Losses | Canada Federal | 2040
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	71,964,000
Unused Non-capital Losses | Canada Federal | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	288,601,000
Unused Non-capital Losses | Canada Provincial
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	290,540,000
Unused Non-capital Losses | Canada Provincial | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	3,495,000
Unused Non-capital Losses | Canada Provincial | 2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	76,000
Unused Non-capital Losses | Canada Provincial | 2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	977,000
Unused Non-capital Losses | Canada Provincial | 2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	855,000
Unused Non-capital Losses | Canada Provincial | 2032
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,208,000
Unused Non-capital Losses | Canada Provincial | 2033
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	13,758,000
Unused Non-capital Losses | Canada Provincial | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	22,219,000
Unused Non-capital Losses | Canada Provincial | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	45,308,000
Unused Non-capital Losses | Canada Provincial | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	25,695,000
Unused Non-capital Losses | Canada Provincial | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	35,779,000
Unused Non-capital Losses | Canada Provincial | 2038
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	18,746,000
Unused Non-capital Losses | Canada Provincial | 2039
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	47,388,000
Unused Non-capital Losses | Canada Provincial | 2040
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	72,036,000
Unused Non-capital Losses | Canada Provincial | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	290,540,000
Unused Non-capital Losses | Foreign Countries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	285,865,000
Unused Non-capital Losses | Foreign Countries | 2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	4,774,000
Unused Non-capital Losses | Foreign Countries | 2028
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	5,526,000
Unused Non-capital Losses | Foreign Countries | 2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	2,658,000
Unused Non-capital Losses | Foreign Countries | 2030
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	5,371,000
Unused Non-capital Losses | Foreign Countries | 2031
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	6,380,000
Unused Non-capital Losses | Foreign Countries | 2034
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	2,537,000
Unused Non-capital Losses | Foreign Countries | 2035
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	13,086,000
Unused Non-capital Losses | Foreign Countries | 2036
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	23,296,000
Unused Non-capital Losses | Foreign Countries | 2037
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	32,071,000
Unused Non-capital Losses | Foreign Countries | Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	95,699,000
Unused Non-capital Losses | Foreign Countries | United Kingdom | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	126,075,000
Unused Non-capital Losses | Foreign Countries | United States | Not Expiration
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused non-capital losses expire	$ 64,091,000